LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Short-term borrowings	¥ 674,010	¥ 1,652,196
Current portion of long-term borrowings	2,159,943	1,971,771
Sub-total	2,833,953	3,623,967
Long-term borrowings, excluding current portion	26,706,256	23,518,058
Total loans and borrowings	¥ 29,540,209	¥ 27,142,025